Lease Arrangements (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2022 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Lease Arrangements
Number of vessels , generated revenue results | item		73
Number of charter vessels | item	15
Amount of charter hire prepayment received	$ 238,900
Current portion of unearned revenue		$ 49,665	$ 63,823
Non-current portion of unearned revenue		22,901	60,134
Future minimum payments, expected to be received
2025		896,022
2026		759,140
2027		514,827
2028		327,359
2029		263,492
2030 and thereafter		577,428
Total future rentals		$ 3,338,268
Time Charter Agreements
Lease Arrangements
Number of vessels under construction contracted with charter agreements | item		14
Lessor, Operating Lease, Existence of Option to Extend [true false]		true
Maximum term of the option to extend timer charter agreement		3 years
Number of charter vessels | item		16
Current portion of unearned revenue		$ 37,200	44,200
Non-current portion of unearned revenue		$ 22,900	$ 60,100